January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Emerging Markets Bond Active ETF | BREM | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.2%
YPF SA, 9.50%, 01/17/31(a)	USD60	$63,501
Brazil — 1.3%
CSN Resources SA, 4.63%, 06/10/31(a)	USD200	157,180
Samarco Mineracao SA, 9.50%, 06/30/31, (4 % Cash and 5.50 % PIK)(a)(b)	USD155	155,717
Vale Overseas Ltd., 6.40%, 06/28/54	USD160	164,400
		477,297
British Virgin Islands — 0.6%
Fortune Star BVI Ltd., 5.88%, 11/20/30(a)	EUR177	207,709
Chile — 2.0%
Antofagasta PLC, 6.25%, 05/02/34(a)	USD200	214,250
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(a)	USD200	140,212
5.13%, 02/02/33(a)	USD200	201,206
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	USD200	175,600
		731,268
China — 0.4%
Prosus NV, 4.99%, 01/19/52(a)	USD200	159,726
Dominican Republic — 0.6%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	USD200	210,080
Guatemala — 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	USD100	99,400
Hungary — 0.6%
MVM Energetika Zrt, 7.50%, 06/09/28(a)	USD200	210,942
India — 0.6%
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(a)	USD200	213,750
Indonesia — 2.4%
Cikarang Listrindo Tbk PT, 5.65%, 03/12/35(a)	USD200	203,750
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(a)	USD250	263,850
Minejesa Capital BV, 5.63%, 08/10/37(a)	USD200	197,772
Pertamina Persero PT, 5.63%, 05/20/43(a)	USD200	190,915
		856,287
Kazakhstan — 1.1%
Kaspi.KZ JSC, 6.25%, 03/26/30(a)	USD200	204,882
QazaqGaz NC JSC, 4.38%, 09/26/27(a)	USD200	198,934
		403,816
Malaysia — 0.5%
Petronas Capital Ltd., 4.55%, 04/21/50(a)	USD200	175,274
Mexico — 4.1%
BBVA Bancomer SA/Texas, 7.63%, 02/11/35, (5-year CMT + 3.38%)(a)(c)	USD200	211,335
CFE Fibra E, 5.88%, 09/23/40(a)	USD198	196,449
Petroleos Mexicanos
6.63%, 06/15/35	USD387	368,730
6.70%, 02/16/32	USD257	256,535
6.75%, 09/21/47	USD258	212,241
Trust 2401, 7.70%, 01/23/32(d)	USD200	219,570
		1,464,860
Morocco — 0.7%
OCP SA, 6.70%, 03/01/36(a)	USD250	265,325
Netherlands — 0.5%
Veon Midco BV, 3.38%, 11/25/27(a)	USD200	190,686
Oman — 0.6%
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	USD200	207,276
Peru — 1.8%
Niagara Energy SAC, 5.75%, 10/03/34(a)	USD200	203,226
Petroleos del Peru SA, 4.75%, 06/19/32(a)	USD200	151,025
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	USD200	211,362
Volcan Cia Minera SAA, 8.50%, 10/28/32(d)	USD100	103,500
		669,113
Saudi Arabia — 2.2%
Gaci First Investment Co.
4.88%, 02/14/35(a)	USD200	196,226
5.00%, 10/13/27(a)	USD200	201,925
Security	Par (000)	Value
Saudi Arabia (continued)
Greensaif Pipelines Bidco SARL, 6.51%, 02/23/42(a)	USD200	$216,812
Saudi Arabian Oil Co., 5.75%, 07/17/54(a)	USD200	189,206
		804,169
South Africa — 0.6%
Bidvest Group UK PLC (The), 6.20%, 09/17/32(a)	USD200	203,626
Turkey — 2.3%
Akbank TAS, 7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(c)	USD200	204,136
Turk Telekomunikasyon A/S, 6.95%, 10/07/32(a)	USD200	204,062
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(a)	USD200	212,375
Turkiye Garanti Bankasi AS, 8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(c)	USD200	206,212
		826,785
United Arab Emirates — 4.5%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	USD200	184,200
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	USD200	204,500
DP World Ltd./United Arab Emirates, 4.70%, 09/30/49(a)	USD200	170,262
MDGH GMTN RSC Ltd.
5.29%, 06/04/34(a)	USD200	206,993
5.88%, 05/01/34(a)	USD600	645,399
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	USD200	202,126
		1,613,480
Uzbekistan — 0.6%
Uzbekneftegaz JSC, 8.75%, 05/07/30(a)	USD200	216,200
Venezuela — 0.8%
Petroleos de Venezuela SA, 9.75%, 05/17/35(a)(e)(f)	USD800	288,000
Total Corporate Bonds & Notes — 29.3% (Cost: $10,492,111)		10,558,570
Foreign Government Obligations
Angola — 1.5%
Angolan Government International Bonds
8.75%, 04/14/32(a)	USD350	341,282
9.24%, 01/15/31(d)	USD200	201,812
		543,094
Argentina — 4.4%
Argentina Republic Government International Bonds
1.00%, 07/09/29	USD70	61,775
1.75%, 07/09/30(g)	USD259	219,802
4.38%, 07/09/46(g)	USD317	232,703
4.75%, 07/09/35(g)	USD753	584,405
5.00%, 01/09/38(g)	USD605	486,812
		1,585,497
Bahrain — 1.6%
Bahrain Government International Bonds
5.45%, 09/16/32(a)	USD200	189,626
6.00%, 09/19/44(a)	USD200	171,312
6.75%, 09/20/29(a)	USD200	204,688
		565,626
Brazil — 1.6%
Brazil Government International Bonds
5.00%, 01/27/45	USD200	160,200
6.13%, 01/22/32	USD400	412,500
		572,700
Chile — 1.1%
Chile Government International Bonds
3.50%, 01/31/34	USD200	183,000
4.95%, 01/05/36	USD200	201,376
		384,376
Colombia — 3.0%
Colombia Government International Bonds
3.13%, 04/15/31	USD200	173,720
4.13%, 05/15/51	USD252	157,500
4.50%, 03/15/29	USD400	388,800
5.20%, 05/15/49	USD200	147,600
7.50%, 02/02/34	USD200	209,250
		1,076,870

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Costa Rica — 1.1%
Costa Rica Government International Bonds
5.63%, 04/30/43(a)	USD200	$191,376
7.00%, 04/04/44(a)	USD200	217,862
		409,238
Dominican Republic — 2.6%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	USD200	195,400
4.88%, 09/23/32(a)	USD300	287,400
6.00%, 02/22/33(a)	USD300	306,000
6.40%, 06/05/49(a)	USD150	148,575
		937,375
Ecuador — 2.2%
Ecuador Government International Bonds
2.50%, 07/31/35(a)(c)(g)	USD458	419,070
5.50%, 07/31/40(a)(c)(g)	USD469	387,187
		806,257
Egypt — 2.7%
Egypt Government International Bonds
5.88%, 02/16/31(a)	USD200	194,600
6.59%, 02/21/28(a)	USD200	202,900
7.05%, 01/15/32(a)	USD200	202,500
8.50%, 01/31/47(a)	USD400	386,470
		986,470
El Salvador — 0.4%
El Salvador Government International Bonds, 7.65%, 06/15/35(a)	USD150	155,175
Ghana — 0.5%
Ghana Government International Bonds, 6.00%, 07/03/35(a)(c)(g)	USD200	182,000
Guatemala — 1.1%
Guatemala Government Bonds
4.38%, 06/05/27(a)	USD200	198,750
5.38%, 04/24/32(a)	USD200	201,600
		400,350
Hungary — 2.3%
Hungary Government International Bonds
5.50%, 06/16/34(a)	USD200	201,750
5.50%, 03/26/36(a)	USD200	198,800
7.63%, 03/29/41	USD180	209,083
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	USD200	208,400
		818,033
Indonesia — 1.6%
Indonesia Government International Bonds
3.55%, 03/31/32	USD400	377,600
5.25%, 01/17/42(a)	USD200	196,800
		574,400
Ivory Coast — 1.3%
Ivory Coast Government International Bonds
5.88%, 10/17/31(a)	EUR200	242,848
7.63%, 01/30/33(a)	USD200	213,350
		456,198
Jordan — 0.5%
Jordan Government International Bonds, 5.85%, 07/07/30(a)	USD200	200,548
Kenya — 1.1%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	USD200	184,000
8.00%, 05/22/32(a)	USD200	208,600
		392,600
Lebanon — 1.3%
Lebanon Government International Bonds
6.60%, 11/27/26(a)(e)(f)	USD1,260	364,211
6.85%, 03/23/27(a)(e)(f)	USD370	107,014
		471,225
Mexico — 2.3%
Mexico Government International Bonds
2.66%, 05/24/31	USD200	178,000
4.60%, 01/23/46	USD200	156,200
4.88%, 05/19/33	USD200	191,802
5.75%, 10/12/2110	USD126	104,832
6.34%, 05/04/53	USD200	189,600
		820,434
Security	Par (000)	Value
Nigeria — 2.8%
Nigeria Government International Bonds
7.14%, 02/23/30(a)	USD400	$411,588
7.63%, 11/28/47(a)	USD400	374,000
8.63%, 01/13/36(d)	USD200	213,688
		999,276
Oman — 2.3%
Oman Government International Bonds
5.63%, 01/17/28(a)	USD200	204,250
6.00%, 08/01/29(a)	USD200	208,500
6.50%, 03/08/47(a)	USD200	210,936
6.75%, 10/28/27(a)	USD200	207,500
		831,186
Panama — 2.9%
Panama Government International Bonds
3.16%, 01/23/30	USD200	188,025
3.30%, 01/19/33	USD400	351,200
4.30%, 04/29/53	USD200	147,300
4.50%, 04/16/50	USD200	152,775
6.40%, 02/14/35	USD200	209,067
		1,048,367
Paraguay — 0.6%
Paraguay Government International Bonds, 5.85%, 08/21/33(a)	USD200	209,200
Peru — 1.6%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(a)	USD200	201,000
Peru Government International Bonds
3.00%, 01/15/34	USD200	173,400
5.38%, 02/08/35	USD200	203,600
		578,000
Philippines — 1.1%
Philippines Government International Bonds
3.56%, 09/29/32	USD200	188,000
5.25%, 05/14/34	USD200	206,200
		394,200
Poland — 3.0%
Republic of Poland Government International Bonds
5.13%, 09/18/34	USD421	426,414
5.38%, 02/12/35	USD221	226,775
5.50%, 03/18/54	USD221	209,101
5.75%, 11/16/32	USD221	235,524
		1,097,814
Romania — 2.9%
Romanian Government International Bonds
5.25%, 11/25/27(a)	USD228	231,192
5.75%, 03/24/35(a)	USD232	230,260
6.38%, 01/30/34(a)	USD300	312,093
7.63%, 01/17/53(a)	USD232	257,903
		1,031,448
Saudi Arabia — 2.1%
Saudi Government International Bonds
4.50%, 04/22/60(a)	USD200	156,626
5.00%, 01/16/34(a)	USD200	202,423
5.00%, 01/18/53(a)	USD200	174,250
5.50%, 10/25/32(a)	USD200	210,312
		743,611
Senegal — 0.2%
Senegal Government International Bonds, 4.75%, 03/13/28(a)	EUR100	87,198
Serbia — 0.5%
Serbia International Bonds, 2.13%, 12/01/30(a)	USD200	175,822
South Africa — 1.0%
Republic of South Africa Government International Bonds
5.65%, 09/27/47	USD200	164,900
7.10%, 11/19/36(a)	USD200	212,195
		377,095
Sri Lanka — 0.3%
Sri Lanka Government International Bonds, 9.25%, 06/15/35(a)(c)(g)	USD150	122,516
Trinidad And Tobago — 0.6%
Trinidad & Tobago Government International Bonds, 6.40%, 06/26/34(a)	USD200	200,600

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey — 2.4%
Turkiye Government International Bonds
5.75%, 05/11/47	USD244	$196,054
7.63%, 04/26/29	USD200	213,068
9.13%, 07/13/30	USD400	453,200
		862,322
Ukraine — 3.9%
Ukraine Government International Bonds
4.50%, 02/01/34(a)(c)(g)	USD730	458,440
6.00%, 02/01/29(a)(c)(g)	USD200	155,200
6.00%, 02/01/36(a)(c)(g)	USD370	224,590
7.75%, 02/01/35(a)(c)(g)	USD630	355,320
7.75%, 02/01/36(a)(c)(g)	USD364	203,358
		1,396,908
United Arab Emirates — 0.5%
UAE International Government Bonds, 4.95%, 07/07/52(a)	USD200	188,775
United States — 0.5%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(a)	USD200	193,800
Uruguay — 1.6%
Uruguay Government International Bonds
4.98%, 04/20/55	USD115	103,607
5.10%, 06/18/50	USD230	215,115
5.44%, 02/14/37	USD16	15,954
5.75%, 10/28/34	USD215	228,070
		562,746
Uzbekistan — 0.3%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(a)	EUR100	120,854
Venezuela — 1.0%
Venezuela Government International Bonds
9.25%, 09/15/27(e)(f)	USD400	171,560
11.95%, 08/05/31(a)(e)(f)	USD450	196,650
		368,210
Zambia — 0.1%
Zambia Government International Bonds, 7.50%, 06/30/33(a)(c)(g)	USD35	34,558
Total Foreign Government Obligations — 66.4% (Cost: $23,308,850)		23,962,972
Total Long-Term Investments — 95.7% (Cost: $33,800,961)		34,521,542
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(h)(i)	1,050,000	$1,050,000
Total Short-Term Securities — 2.9% (Cost: $1,050,000)		1,050,000
Total Investments — 98.6% (Cost: $34,850,961)		35,571,542
Other Assets Less Liabilities — 1.4%		488,526
Net Assets — 100.0%		$36,060,068

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$780,000	$270,000 (a)	$—	$—	$—	$1,050,000	1,050,000	$8,468	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	230,000	USD	273,819	Barclays Bank PLC	03/11/26	$(725)
USD	908,043	EUR	780,000	Deutsche Bank Securities Inc.	03/11/26	(18,100)
						(18,825)
						$(18,825)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Emerging Markets Bond Active ETF

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.44.V1	1.00%	Quarterly	12/20/30	USD	2,082	$24,939	$24,559	$380
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$10,558,570	$—	$10,558,570
Foreign Government Obligations	—	23,962,972	—	23,962,972
Short-Term Securities
Money Market Funds	1,050,000	—	—	1,050,000
	$1,050,000	$34,521,542	$—	$35,571,542
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$380	$—	$380
Liabilities
Foreign Currency Exchange Contracts	—	(18,825)	—	(18,825)
	$—	$(18,445)	$—	(18,445)

(a)
Derivative financial instruments are futures contracts forward foreign currency exchange contracts.  Swaps forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind